DEFERRED REVENUE	12 Months Ended
Dec. 31, 2021
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED REVENUE
12. DEFERRED REVENUE

	As of December 31,
	2020	2021
	RMB	RMB
Deferred merchandise revenue	40,645	99,213
Deferred membership program revenue	—	1,025
Deferred marketplace revenue	9,113	4,402
Deferred other revenue	1,193	1,112

Total deferred revenue	50,951	105,752

The revenue recognized in the years ended December 31, 2019, 2020 and 2021 that was included in deferred revenue as of the beginning of each respective period were RMB 181,828 , RMB 50,951 and RMB 105,752 , respectively.